Derivative Instruments and Hedging Activities (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Derivatives not designated as hedges USD ($)	Dec. 31, 2011 Derivatives not designated as hedges CNY	Dec. 31, 2010 Derivatives not designated as hedges CNY	Dec. 31, 2009 Derivatives not designated as hedges CNY	Dec. 31, 2009 Foreign currency contract Derivatives not designated as hedges CNY	Dec. 31, 2011 Foreign currency contract Cash flow hedge Derivatives designated as hedges USD ($)	Dec. 31, 2011 Foreign currency contract Cash flow hedge Derivatives designated as hedges CNY	Dec. 31, 2010 Foreign currency contract Cash flow hedge Derivatives designated as hedges CNY	Dec. 31, 2009 Foreign currency contract Cash flow hedge Derivatives designated as hedges CNY	Dec. 31, 2011 Interest rate swap Derivatives not designated as hedges USD ($)	Dec. 31, 2011 Interest rate swap Derivatives not designated as hedges CNY	Dec. 31, 2010 Interest rate swap Derivatives not designated as hedges CNY	Dec. 31, 2009 Interest rate swap Derivatives not designated as hedges CNY
Gain (loss) on derivative instruments
Amount of Loss (Gain) Recognized in Other Comprehensive Income						$ (2,930)	(18,441)	54,679	12,640
Amount of (Gain) Loss Reclassified from Other Comprehensive Income into Income/Loss						(2,840)	(17,872)	54,601	12,640
Amount of Loss Recognized in Loss on Derivative (ineffective portion)									33,003
Amount of Loss Recognized in Income on Derivative	$ (1,347)	(8,481)	(22,945)	(24,406)	(1,420)					$ (1,347)	(8,481)	(22,945)	(22,986)